                         Supplement dated July 9, 2004*
 to the Prospectuses and Statements of Additional Information dated April 30, 2004

Product Name                                                                    Prospectus Form #        SAI Form #
IDS Life of New York Flexible Annuity                                            S-6175 V (4/04)       S-6336 A (4/04)
IDS Life of New York Flexible Portfolio Annuity                                  S-6163 K (4/04)       S-6343 A (4/04)
Privileged Assets Select Annuity                                                 S-6102 K (4/04)       S-6313 A (4/04)

The following FUND NAME and SUBADVISER changes will be effective on July 9, 2004.

Old Name                              New Name
AXP Variable Portfolio -              AXP Variable Portfolio - Threadneedle
International Fund                    International Fund

The Variable Account and the Funds

Under the heading "Investment Adviser" in the table, the subadviser information for the fund listed below has been revised as follows:

-------------------------------------- -----------------------------------------
Fund Name                              Investment Adviser
-------------------------------------- -----------------------------------------
AXP Variable Portfolio - Threadneedle  AEFC, adviser; Threadneedle
International Fund                     International Limited (Threadneedle), an
                                       indirect wholly owned subsidiary of
                                       AEFC, subadviser.
-------------------------------------- -----------------------------------------




S-6175-4 A (7/04)

* Valid until next prospectus update.
Destroy May 1, 2005